Lease (Details) - Schedule of Operating Leases - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 366,649
Operating lease liabilities - current	189,190	$ 91,587
Operating lease liabilities - non-current	170,553	$ 101,992
Total operating lease liabilities	$ 359,743